Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2014
Intangibles, Net [Abstract]
Finite-Lived Intangible Assets
	December 31, 2014	December 31, 2013
Patents	$80,000	$80,000
Less accumulated amortization	(46,000)	(39,000)
Net	$34,000	$41,000